Convertible debentures (Details)	1 Months Ended							12 Months Ended
	Sep. 30, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares	Apr. 30, 2026 USD ($) $ / shares	Jul. 31, 2025 USD ($) shares tranche $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares shares	Oct. 21, 2022 shares
Convertible debentures
Conversion of debts into ordinary shares	$ 2,775,000	$ 2,775,000						$ 4,325,000
Number of shares issued upon conversion | shares	1,148,638	1,148,638						504,534
Issuance of convertible debentures								40,543,745
Crypto Asset, Name [Extensible Enumeration]					btog:DogecoinMember			btog:DogecoinMember
Proceeds from convertible debentures, net of issuance costs								$ 6,435,625		$ 6,127,334
Aggregate purchase price			$ 17,519,810					17,519,810
Convertible debentures			10,624,818					10,624,818
Loss on initial measurement of debt								1,345,530
Repayments of convertible debt, principal								0
Accrued interest	$ 150,769	$ 150,769						126,415
Cash paid for interest								613,505	$ 608,712	$ 270,170
Aggregate fair value carrying amount of the obligations derecognized								4,899,382
Convertible Debt Issued on October 21, 2022
Convertible debentures
Aggregate principal amount							$ 2,100,000
Conversion price (in dollars per share) | $ / shares							$ 99			$ 540
Maturity term							2 years
Prepayments in cash										$ 900,000
Conversion of debts into ordinary shares										$ 1,200,000
Number of shares issued upon conversion | shares										2,267
Convertible Debt Issued on December 29, 2023
Convertible debentures
Aggregate principal amount						$ 6,740,000
Conversion price (in dollars per share) | $ / shares						$ 4,500
Prepayments in cash										$ 960,000
Number of shares issued upon conversion | shares										119,737
Number of warrants | shares						3,569
Aggregate proceeds						$ 6,127,334
Maturity date						36 months
Senior secured convertible notes (the "2025 Notes")
Convertible debentures
Aggregate principal amount					$ 16,300,000
Number of traches issued | tranche					3
Issuance of convertible debentures | shares					40,543,745
Issuance of convertible debenture in exchange for cryptocurrencies					$ 10,000,000
Proceeds from convertible debentures, net of issuance costs					$ 4,500,000
Interest rate (as a percent)					8.25%
Aggregate purchase price			$ 15,194,810					15,194,810
Loss on initial measurement of debt								$ 1,164,960
Maximum borrowing capacity					$ 100,000,000
Senior Convertible Debentures
Convertible debentures
Interest rate (as a percent)			8.25%					8.25%
Loss on initial measurement of debt								$ 1,345,530
Debt issuance cost incurred								1,100,000
Cash paid for interest								613,505
Convertible Debenture and Exchange note issued on May 31, 2024
Convertible debentures
Aggregate principal amount											$ 2,000,000
Number of shares issued upon conversion | shares									22,257
Interest rate (as a percent)											10.00%
Cancellation of warrants | shares											500,000
Cancelled warrants											$ 71,319
Average price of ordinary share											95.00%
Convertible debt issued on April 16, 2026
Convertible debentures
Aggregate principal amount				$ 500,000
Conversion price (in dollars per share) | $ / shares				$ 13.8
Interest rate (as a percent)				8.25%
Aggregate purchase price			$ 465,000	$ 465,000				465,000
Loss on initial measurement of debt								36,070
Maximum borrowing capacity				5,000,000
Proceeds from convertible debt				$ 375,000
Convertible notes issued on June 28, 2026
Convertible debentures
Aggregate principal amount			$ 2,000,000					$ 2,000,000
Conversion price (in dollars per share) | $ / shares			$ 1.63					$ 1.63
Interest rate (as a percent)			8.25%					8.25%
Aggregate purchase price			$ 1,860,000					$ 1,860,000
Loss on initial measurement of debt								144,500
Maximum borrowing capacity			10,000,000					$ 10,000,000
Proceeds from convertible debt			1,545,000
Amount remitted by the purchaser			$ 1,100,000
Ordinary shares | Convertible Debt Issued on October 21, 2022
Convertible debentures
Number of warrants | shares												2
Minimum | Convertible Debt Issued on October 21, 2022
Convertible debentures
Interest rate							12.00%
Minimum | Convertible Debt Issued on December 29, 2023
Convertible debentures
Interest rate						13.50%
Minimum | Senior secured convertible notes (the "2025 Notes")
Convertible debentures
Conversion price (in dollars per share) | $ / shares					$ 90
Minimum | Convertible Debenture and Exchange note issued on May 31, 2024
Convertible debentures
Conversion price (in dollars per share) | $ / shares											$ 228
Maximum | Senior secured convertible notes (the "2025 Notes")
Convertible debentures
Conversion price (in dollars per share) | $ / shares					$ 118.5